Other Debt Securities - Summary of Other Debt Securities (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-21-2021 | Level 2 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-21-2021
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-12-2021 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-12-2021
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-28-2021 | Level 2 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-28-2021
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-19-2021 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-19-2021
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-05-2021 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-05-2021
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-26-2021 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-26-2021
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-14-2021 | Level 2 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-14-2021
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-07-2021 | Level 2 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-07-2021
Foreign Government securities [member] | US Treasury Bill - Maturity: 01-07-2020 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-07-2020
Foreign Government securities [member] | US Treasury Bill - Maturity: 01-14-2021 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-14-2021
Foreign Government securities [member] | US Treasury Bill - Maturity: 01-19-2021 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-19-2021
Foreign Government securities [member] | US Treasury Bill - Maturity: 01-21-2021 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-21-2021
Foreign Government securities [member] | US Treasury Bill - Maturity: 01-28-2021 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-28-2021
Local Government Securities [member] | Federal government bonds in pesos at 22% - Maturity: 05-21-2022 | Level 2 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, interest rate	22.00%
Debt securities at fair value through profit or loss, maturity date	05-21-2022
Local Government Securities [member] | Federal government treasury bonds adjustment by CER - Maturity: 04-17-2021 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	04-17-2021
Local Government Securities [member] | Federal government treasury letters at variable rate in pesos - Maturity: 03-31-2021 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	03-31-2021
Local Government Securities [member] | Discount bonds denominated in pesos at 5.83% - Maturity: 12-31-2033 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, interest rate	5.83%
Debt securities at fair value through profit or loss, maturity date	12-31-2033
Local Government Securities [member] | Federal government treasury bonds adjustment by CER - Maturity: 03-18-2022 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	03-18-2022
Local Government Securities [member] | Bonds Par denominated in Pesos - Maturity 12-31-2038
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	12-31-2038
Local Government Securities [member] | Federal government bonds in pesos - Fixed rate 26% - Maturity: 11-21-2020
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, interest rate	26.00%
Debt securities at fair value through profit or loss, maturity date	11-21-2020
Local Government Securities [member] | National treasury bills coupon capitalized in pesos - Maturity: 02-26-2020
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	02-26-2020
Local Government Securities [member] | National treasury bills capitalized in pesos - Maturity: 05-13-2020
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	05-13-2020
Local Government Securities [member] | Federal government bonds in pesos at 22% - Maturity: 05-21-2022
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, interest rate	22.00%
Debt securities at fair value through profit or loss, maturity date	05-21-2022
Local Government Securities [member] | Debt Securities in Financial Trusts Secubono Series 201 Class A - Maturity: 08-30-2021
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	08-30-2021
Local Government Securities [member] | Corporate Bonds YPF SA Class 043 - Maturity: 10-21-2023
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	10-21-2023
Local Government Securities [member] | Debt Securities in Financial Trusts Secubono Series 200 Class A - Maturity: 06-28-2021
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	06-28-2021
Local Government Securities [member] | Corporate Bonds Tecpetrol SA Class 003 - Maturity: 02-20-2021
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	02-20-2021
Local Government Securities [member] | Corporate Bonds Central Térmica Roca SA Class 004 - Maturity: 07-24-2022
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	07-24-2022
Local Government Securities [member] | Corporate Bonds Albanesi SA Class 003 - Maturity: 06-15-2021
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	06-15-2021
Local Government Securities [member] | Corporate Bonds Santander Río Bank S.A. Class 021 - Maturity: 01-26-2022
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-26-2022
Local Government Securities [member] | Corporate Bonds Generación Mediterránea SA Class 008 - Maturity: 08-29-2021
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	08-29-2021
Local Government Securities [member] | Corporate Bonds Rombo Compañía Financiera SA S041 - Maturity: 01-29-2021
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-29-2021
Local Government Securities [member] | Federal government treasury bonds in pesos BADLAR + 100 PB - Maturity: 08-05-2021 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, interest rate basis	BADLAR + 100 PB
Debt securities at fair value through profit or loss, maturity date	08-05-2021
Local Government Securities [member] | Federal government treasury bonds in pesos adjusted by CER - Maturity: 07-22-2021 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	07-22-2021
Local Government Securities [member] | Federal government treasury bonds in pesos adjusted by CER - Maturity: 04-17-2021 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	04-17-2021
Local Government Securities [member] | Federal government treasury bonds in pesos adjusted by CER - Maturity: 08-05-2021 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	08-05-2021
Local Government Securities [member] | Federal government treasury bonds in pesos adjusted by CER - Maturity: 03-25-2023 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	03-25-2023
Local Government Securities [member] | Federal government treasury bonds linked to dollar - Maturity: 11-30-2021 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	11-30-2021
Local Government Securities [member] | Federal government treasury bonds in pesos adjusted by CER - Maturity: 03-25-2024 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	03-25-2024
Local Government Securities [member] | Bonds of the Argentine Republic in dollars Step Up - Maturity: 07-09-2030 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	07-09-2030
Local Government Securities [member] | Treasury bills of Province of Neuquén Series 1 Class 1 - Maturity: 04-07-2021 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	04-07-2021
Central Bank of Argentina Bills [member] | Liquidity letters of Central Bank of Argentina in pesos—Maturity: 01-03-2020 [Member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-03-2020
Central Bank of Argentina Bills [member] | Liquidity letters of Central Bank of Argentina in pesos—Maturity: 01-07-2020 [Member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-07-2020
Private securities [member] | Corporate Bonds YPF SA Class 046 - Maturity: 03-04-2021 | Level 2 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	03-04-2021